Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income including noncontrolling interest in subsidiaries	$ 166,355	$ 197,628	$ 155,083
Permanent Equity
Unrealized loss on interest rate swap	(254)	(2,052)	(6,731)
Reclassification adjustment related to interest rate swap	4,140	4,615	4,724
Unrealized gain (loss) on securities available for sale	4,179	5,339	(1,613)
Reclassification adjustment related to securities available for sale	(6,237)	(2,020)	(1,326)
Foreign currency items	(99)	(334)	29
Reclassification adjustment related to foreign currency items	0	127	0
Temporary Equity
Foreign currency translation gain (loss)	5,771	(215)	(28)
Other comprehensive income (loss)	7,500	5,460	(4,945)
Comprehensive income including noncontrolling interest in subsidiaries	173,855	203,088	150,138
Less: Comprehensive income (loss) attributable to redeemable noncontrolling interest in subsidiaries	6,829	(147)	88
Less: Comprehensive income attributable to nonredeemable noncontrolling interest in subsidiary	3,120	9,472	4,061
Comprehensive income attributable to Federated Investors, Inc.	$ 163,906	$ 193,763	$ 145,989